DEFERRED OFFERING COSTS	9 Months Ended
Sep. 30, 2025
Deferred Offering Costs
DEFERRED OFFERING COSTS
9.	DEFERRED OFFERING COSTS

Pursuant to ASC 340-10-S99-1, costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering. Deferred offering costs consist of underwriting, legal, accounting, and other expenses incurred through the balance sheet date that are directly related to the proposed public offering. The Company’s registration statement was declared effective and the stock began trading on May 15, 2025. During the three months ended March 31, 2025, the Company issued 532,913 shares of common stock in exchange for investment banking advisory services with a fair value of $6,927,869, which was recorded as deferred offering costs. During the six months ended June 30, 2025, the Company recorded an additional $698,570 for filing and legal fees related to the transaction. As of September 30, 2025, $1,741,750 of the deferred offering costs have been recorded as a reduction of the proceeds, in proportion to the funds received from the offering, which were recognized in additional paid-in capital.

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)